Common Stock	12 Months Ended
Dec. 31, 2014
Common Stock and Preferred Stock [Abstract]
COMMON STOCK

NOTE 9 – COMMON STOCK

OptimizeRx Corporation has 500,000,000 shares of $.001 par value common stock authorized as of December 31, 2014. There were 22,867,319 and 14,817,496 common shares issued and outstanding at December 31, 2014 and 2013, respectively.

On June 1, 2013, the Company entered into a consulting agreement with North Coast Advisors, Inc. for various services. The Company agreed to issue 20,000 shares of common stock as of the date of the contract. The Company also agreed to issue an additional 20,000 shares every six months in alignment with the agreement renewal up to the two years of the agreement. The first 20,000 shares were valued at the Company’s common stock closing price as of the date of the contract, which was $1.945/share; and the second 20,000 shares were valued at the Company’s common stock closing price of $1.50/share on the date of issuance, and have been expensed. An additional 10,000 shares were issued in 2014 before the agreement was terminated by the Company. The 2014 shares were valued at $1.85, the closing price of the Company’s common stock on the date of issuance.

On June 10, 2013, the Company entered into a capital markets advisory agreement with Taglich Brothers, Inc. for various services. The agreement covered a one year period and the Company agreed to issue 44,000 shares of common stock to Taglich over the term of the agreement. The shares were valued at $1.66, the closing price of the stock on the date of the agreement and were written off over the term of the agreement. The shares were issued in June 2014 upon expiration of the contract.

On September 20, 2013, the Company entered into a separation agreement that included post-employment consulting services with the former CEO of the Company. The Company agreed to issue 500,000 shares of common stock, 250,000 shares immediately and 250,000 by January 1, 2014. The shares have been issued and the Company recognized the entire issuance in the December 31, 2013 shares outstanding. The shares were valued at $505,000 and $174,808 of that amount remained as deferred stock compensation as of December 31, 2013, but has been fully amortized to expenses as of December 31, 2014.

In March 2014, the Company entered into a securities purchase agreement, pursuant to which the Company sold 8,333,333 shares of the Company’s common stock for $1.20 per share, or gross proceeds of $10,000,000.

Placement agents in the offering received commissions equal to approximately 9.7% of gross proceeds, for an aggregate commission of approximately $970,000, including reimbursements for their reasonable out of pocket expenses. Placement agents also received warrants to purchase up to 804,139 shares of the Company's common stock with an exercise price of $1.20 per share and a term of 5 years. The warrants were valued at $1,110,211, have been recorded as equity issuance costs, and were registered on a registration statement dated May 28, 2014. In addition to the warrants to placement agents, the Company also paid cash bonuses of $240,000 to three executive officers, agreed to issue 200,000 shares to three executive officers, and issued 150,000 shares to a consultant, in connection with the equity raise. The stock was valued based on the fair market value on the grant date, which was $630,000 in total. These amounts have been recorded as equity issuance costs, resulting in total equity issuance costs of $2.95 million. The 200,000 shares for the three executive officers have not been issued, but are recorded as stock payable and can be requested by the respective officers at any time.

The Company used the net proceeds of the offering to exercise the securities redemption option agreement, as amended, with Vicis Capital Master Fund that provided the Company with an option to purchase all of the outstanding shares and derivative securities held by Vicis for total payment of $6,000,000. The shares and derivative securities included the Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Common Stock, and warrants to purchase shares of common stock held by Vicis in the Company. The balance of the net proceeds was used for working capital purposes.

In January 2014, an executive officer exercised 500,000 stock warrants using the cashless exercise feature included in the warrants. In exchange for the 500,000 warrants, 410,348 shares of common stock were issued. In October 2014, a consultant exercised 50,000 stock warrants using the cashless exercise feature included in the warrants. In exchange for the 50,000 warrants, 35,417 shares of common stock were issued.

In February 2014, the Company agreed to grant 337,500 shares of common stock, half of which vested immediately and half of which vested in August 2014, to two executive officers as bonuses based on their efforts to recapitalize the company to secure approximately $3 million in working capital while reducing potential fully diluted shares by approximately 7 million shares. Stock-based compensation related to these bonuses was $570,375 during the year ended December 31, 2014. These shares have not yet been issued and are recorded as stock payable, but can be requested by the officers at any time.

In 2014, the Company adopted a Director Compensation plan for outside Directors. In connection with this plan, 19,565 shares were granted with a total value of $23,166. A total of 7,065 shares were issued in 2014 and 12,500 shares were included in stock payable at December 31, 2014 and issued in January 2015.